RESERVES - Narratives (Details)	Dec. 31, 2019
RESERVES [abstract]
Percentage of revenue from freight transportation services used to calculate Safety Production Fund	1.00%
Percentage of revenue from passenger transportation, dangerous goods delivery business and other special services used to calculate Safety Production Fund	1.50%